Revisions of Previously Issued Financial Statements (Tables)	6 Months Ended
Jun. 30, 2025
Revisions of Previously Issued Financial Statements [Abstract]
Schedule of Revision Correcting the Error on the Company’s Previously Issued Financial Statements

The table below summarizes the effect of the revision correcting the error on the Company’s previously issued financial statements as of December 31, 2024 (such revisions are prior to the retrospective restatement of the change in par value equally from CHF 0.80 ($0.88) per share to CHF 0.03 ($0.0369) per share, with the released amounts to be allocated to the Company’s reserves):

Shareholders’ Equity (Deficit)	As Previously Reported	Adjustment	As Revised
Preferred shares, CHF 0.80 par value, 206,452 registered shares issued and outstanding at December 31, 2024	$2,740,958	$(2,574,605)	$166,353
Common shares, CHF 0.80 par value, 3,159,535 registered shares issued and outstanding at December 31, 2024	166,353	2,574,605	2,740,958
Additional paid-in capital	72,820,671	—	72,820,671
Accumulated deficit	(74,430,474)	—	(74,430,474)
Accumulated other comprehensive loss	108,853	—	108,853
Total shareholders’ equity (deficit)	$1,406,361	$—	$1,406,361